Share-based payments reserve (Details 1)	12 Months Ended
Aug. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, ending balance	4,424,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, beginning balance	4,986,000
Weighted average exercise price, beginning balance | $ / shares	$ 0.41
Options exercised	(562,000)
Weighted average exercise price, options exercised | $ / shares	$ 0.42
Number of shares outstanding, ending balance	4,424,000
Weighted average exercise price, ending balance | $ / shares	$ 0.41